Condensed Interim Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts	$ 141	$ 139
Ordinary shares, shares authorized (in Shares)	11,000,000	11,000,000
Ordinary shares, shares issued (in Shares)	7,059,810	7,028,934
Ordinary shares, shares outstanding (in Shares)	7,059,810	7,028,934